Accounts Receivable - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Receivables [Abstract]
Beginning balance	$ 1,806	$ 2,109	$ 2,465
Additional provision recorded	613
Reduction in provision recorded		(7)	(23)
Net write-offs	(160)	(296)	(333)
Ending balance	$ 2,259	$ 1,806	$ 2,109